Other financial assets and liabilities (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Percentage of annually readjustment index exchange	4.82%	6.47%
Addition to the provision	$ 55
Insurance coverage	236	$ 209
Financial expenses	11	13
Obligation One [Member]
IfrsStatementLineItems [Line Items]
Company provisions	1,584	$ 1,415
Obligation Two [Member]
IfrsStatementLineItems [Line Items]
Company provisions	$ 565